BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 2.0%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.48%, 08/15/30
(b)
.......... USD 700 $ 692,377
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 99 101,244
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.30%,
04/20/31
(b)
..................... 495 493,895
Total Asset-Backed Securities — 2.0%
(Cost: $1,294,216) .............................. 1,287,516
Foreign Government Obligations — 3.1%
China — 2.6%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 7,690 1,085,062
2.68%, 05/21/30 ................. 4,010 568,210
1,653,272
Colombia — 0.1%
Republic of Colombia:
6.25%, 11/26/25 ................. COP 26,800 7,649
7.25%, 10/18/34 ................. 78,700 22,391
30,040
Italy — 0.3%
Republic of Italy, 1.80%, 03/01/41
(a)
....... EUR 155 190,350
Russia — 0.1%
Russian Federation:
8.15%, 02/03/27 ................. RUB 1,279 18,548
6.00%, 10/06/27 ................. 585 7,570
6.90%, 05/23/29 ................. 1,301 17,642
8.50%, 09/17/31 ................. 1,121 16,956
60,716
Total Foreign Government Obligations — 3.1%
(Cost: $1,913,161) .............................. 1,934,378
Non-Agency Mortgage-Backed Securities — 3.7%
Commercial Mortgage-Backed Securities — 3.2%
BANK
(c)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... USD 13 13,810
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 183 192,413
BFLD Trust, Series 2020-EYP, Class A, 1.35%,
10/15/22
(a)(c)
.................... 143 143,000
BX Commercial Mortgage Trust, Series 2019-
XL, Class D, 1.60%, 10/15/36
(a)(c)
...... 285 283,018
BX Trust, Series 2019-OC11, Class A, 3.20%,
12/09/41
(a)
..................... 300 317,559
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.38%, 12/10/49
(c)
... 55 57,524
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 22 24,451
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 440 464,711
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... 100 103,124
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 85 91,444
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(c)
.... 101 103,910
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, 1.19%, 03/15/37
(a)(c)
......... USD 38 $ 38,260
Morgan Stanley Capital I Trust:
Series 2018-H3, Class B, 4.62%, 07/15/51
(c)
39 44,523
Series 2018-SUN, Class A, 1.30%,
07/15/35
(a)(c)
.................. 145 140,313
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 18 18,618
Series 2020-HR8, Class B, 2.70%, 07/15/53 21 21,568
2,058,246
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.73%, 06/15/52 .. 1,735 183,964
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.64%, 10/15/52 ...... 1,013 105,660
289,624
Total Non-Agency Mortgage-Backed Securities — 3.7%
(Cost: $2,321,270) .............................. 2,347,870
U.S. Government Sponsored Agency Securities — 58.9%
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 618,921
Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 161 177,039
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(c)
............. 113 132,116
309,155
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 218 234,160
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 165 178,784
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . 21 23,245
436,189
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
20,199 16,785
Government National Mortgage Association
Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42
(c)
..... 869 1
Series 2003-17, 0.00%, 03/16/43
(c)
..... 965 10
Series 2003-109, 0.00%, 11/16/43
(c)
.... 1,627 63
Series 2016-22, 0.76%, 11/16/55
(c)
..... 1,880 84,673
Series 2016-45, 0.97%, 02/16/58
(c)
..... 963 56,394
Series 2016-92, 0.90%, 04/16/58
(c)
..... 488 27,195
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(b)
........ 1,144 85,081
Series 2016-151, 1.06%, 06/16/58
(c)
.... 909 60,709
Series 2017-30, 0.67%, 08/16/58
(c)
..... 576 26,945
Series 2017-44, 0.67%, 04/17/51
(c)
..... 617 29,068
Series 2017-53, 0.66%, 11/16/56
(c)
..... 1,704 79,145
Series 2017-61, 0.77%, 05/16/59
(c)
..... 463 27,679
Series 2017-64, 0.68%, 11/16/57
(c)
..... 625 34,224
Series 2017-72, 0.66%, 04/16/57
(c)
..... 1,102 56,818
584,790

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities — 55.8%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... USD 171 $ 182,011
3.00%, 09/01/27 - 12/01/46 .......... 414 444,278
3.50%, 04/01/31 - 01/01/48 .......... 569 626,263
4.00%, 08/01/40 - 12/01/45 .......... 105 115,794
4.50%, 02/01/39 - 07/01/47 .......... 193 216,498
5.00%, 10/01/41 - 11/01/41 .......... 130 148,897
5.50%, 06/01/41 ................. 91 106,066
8.00%, 12/01/29 - 07/01/30 .......... 21 24,358
Federal National Mortgage Association:
3.00%, 02/01/44 ................. 61 64,609
3.50%, 11/01/46 ................. 156 168,293
4.00%, 01/01/41 ................. 7 7,541
Government National Mortgage Association:
2.00%, 10/15/50
(d)
................ 48 49,867
2.50%, 10/15/50 - 11/15/50
(d)
......... 961 1,008,320
3.00%, 02/15/45 - 09/20/50 .......... 1,683 1,777,942
3.00%, 10/15/50 - 11/15/50
(d)
......... 583 610,384
3.50%, 01/15/42 - 10/20/46 .......... 2,021 2,166,312
4.00%, 09/20/40 - 05/20/50 .......... 630 678,703
4.00%, 10/15/50
(d)
................ 289 306,526
4.50%, 12/20/39 - 02/15/42 .......... 883 980,113
5.00%, 12/15/38 - 07/20/42 .......... 78 89,144
5.00%, 10/15/50
(d)
................ 126 137,158
5.50%, 01/15/34 ................. 360 409,969
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 .......... 103 107,104
2.00%, 10/25/35 - 10/25/50
(d)
......... 2,499 2,586,229
2.50%, 04/01/30 - 10/01/50 .......... 854 911,868
2.50%, 10/25/35 - 10/25/50
(d)
......... 1,733 1,817,213
3.00%, 04/01/29 - 09/01/50 .......... 4,201 4,486,652
3.00%, 10/25/35 - 11/25/50
(d)
......... 3,372 3,532,598
3.50%, 04/01/29 - 08/01/50 .......... 2,740 3,011,243
3.50%, 10/25/50
(d)
................ 72 75,912
4.00%, 01/01/26 - 03/01/50 .......... 2,056 2,289,936
4.00%, 10/25/50 - 11/25/50
(d)
......... 1,880 2,006,260
4.50%, 05/01/24 - 01/01/50 .......... 2,479 2,693,963
4.50%, 10/25/50
(d)
................ 643 695,545
5.00%, 09/01/35 - 08/01/41 .......... 183 209,650
5.00%, 10/25/50
(d)
................ 3 3,287
5.50%, 05/01/34 - 12/01/39 .......... 190 221,796
6.00%, 04/01/35 - 06/01/41 .......... 210 247,805
6.50%, 05/01/40 ................. 38 46,148
35,262,255
Total U.S. Government Sponsored Agency Securities — 58.9%
(Cost: $36,442,577) .............................. 37,211,310
U.S. Treasury Obligations — 47.7%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 212 326,449
4.50%, 08/15/39 ................. 170 269,164
4.38%, 11/15/39 ................. 170 265,984
4.63%, 02/15/40 ................. 42 67,725
3.88%, 08/15/40 ................. 42 62,262
3.13%, 02/15/43 ................. 660 895,924
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,697,890
3.63%, 08/15/43 ................. 660 963,987
3.75%, 11/15/43 ................. 660 982,214
2.50%, 02/15/45 ................. 154 189,949
2.75%, 11/15/47 ................. 154 200,627
3.00%, 02/15/48 ................. 784 1,067,955
2.25%, 08/15/49 ................. 815 972,047
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 ................. 244 288,866
Security Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 ................. USD 1,863 $ 1,949,322
0.13%, 07/15/30 ................. 145 160,754
U.S. Treasury Notes:
1.13%, 07/31/21
(e)
................ 2,840 2,863,741
1.75%, 07/31/21 - 11/15/29 .......... 1,800 1,832,083
0.50%, 03/15/23 - 05/31/27 .......... 873 880,448
0.25%, 04/15/23 ................. 214 214,577
2.75%, 05/31/23 ................. 1,260 1,347,265
1.75%, 07/31/24
(e)
................ 2,430 2,573,902
2.13%, 07/31/24 ................. 1,260 1,352,580
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,810,991
2.00%, 02/15/25 ................. 1,580 1,701,031
0.38%, 04/30/25 ................. 367 369,165
2.13%, 05/15/25
(e)
................ 1,390 1,509,453
1.50%, 08/15/26 - 02/15/30 .......... 1,881 2,006,286
0.63%, 03/31/27 ................. 146 147,916
2.88%, 08/15/28 ................. 380 448,771
3.13%, 11/15/28 ................. 380 457,959
1.63%, 08/15/29 ................. 266 289,691
Total U.S. Treasury Obligations — 47.7%
(Cost: $28,048,145) .............................. 30,166,978
Total Long-Term Investments — 115.4%
(Cost: $70,019,369) .............................. 72,948,052
Shares
Short-Term Securities — 16.3%
Money Market Funds — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(f)*
.................. 4,193,112 4,193,112
Total Money Market Funds — 6.6%
(Cost: $4,193,112) .............................. 4,193,112
Pa r (000)
U.S. Government Sponsored Agency Securities — 9.7%
Federal Home Loan Bank Discount Notes,
0.09%, 11/20/20
(g)
............... 6,100 6,099,407
Total U.S. Government Sponsored Agency Securities — 9.7%
(Cost: $6,099,280) .............................. 6,099,407
Total Short-Term Securities — 16.3%
(Cost: $10,292,392) .............................. 10,292,519
Total Options Purchased — 0.0%
(Cost: $69,388) ................................ 46,962
Total Investments Before Options Written and TBA Sale
Commitments — 131.7%
(Cost: $80,381,149 ) .............................. 83,287,533
Total Options Written — (0.0)%
(Premium Received — $7,650) ...................... (71)
TBA Sale Commitments — (14.1)%
(d)
Mortgage-Backed Securities — (14.1)%
Government National Mortgage Association:
2.50%, 10/15/50 ................. 200 (210,039)
3.00%, 10/15/50 ................. 538 (563,313)
3.50%, 10/15/50 ................. 183 (192,187)
4.00%, 10/15/50 ................. 19 (20,187)
4.50%, 10/15/50 ................. 97 (103,942)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/35 - 11/25/50 .......... 2,761 (2,893,917)

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 10/25/35 - 10/25/50 .......... USD 277 $ (292,036)
4.00%, 10/25/35 - 10/25/50 .......... 449 (478,124)
2.00%, 10/25/50 ................. 35 (36,187)
3.00%, 10/25/50 - 11/25/50 .......... 3,897 (4,083,253)
Security Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/25/50 ................. USD 14 $ (15,144)
Total TBA Sale Commitments — (14.1)%
(Proceeds: $8,896,460) ........................... (8,888,329)
Total Investments Net of Options Written and TBA Sale
Commitments — 117.6%
(Cost: $71,477,039 ) .............................. 74,399,133
Liabilities in Excess of Other Assets — (17.6)% ........... (11,156,905)
Net Assets — 100.0% .............................. $ 63,242,228
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 1,258,784 $ 2,934,328 $ — $ — $ — $ 4,193,112 4,193,112 $ 7,194 $ —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of America Securities,
Inc. .............. 0.16% 09/30/20 10/01/20   $ 2,868,400 $ 2,868,413 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   1,522,050 1,522,057 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   2,581,875 2,581,886 U.S. Treasury Obligations Overnight
$ 6,972,325 $ 6,972,356

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 28 12/21/20 $ 3,907 $ (618)
U.S. Treasury 2 Year Note .................................................... 41 12/31/20 9,059 2,286
1,668
Short Contracts
Euro-Bund .............................................................. 2 12/08/20 409 (50)
Canada 10 Year Bond ...................................................... 3 12/18/20 342 272
U.S. Treasury 10 Year Ultra Note ............................................... 4 12/21/20 640 (2,239)
U.S. Treasury Long Bond .................................................... 4 12/21/20 705 (331)
U.S. Treasury Ultra Bond .................................................... 6 12/21/20 1,331 32
U.S. Treasury 5 Year Note .................................................... 11 12/31/20 1,386 79
(2,237)
$ (569)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 10,000 BRL 54,465 Barclays Bank plc 10/02/20 $ 302
USD 3,563 EUR 3,000 State Street Bank and Trust Co. 10/05/20 45
AUD 7,000 USD 4,986 Bank of America NA 10/06/20 28
USD 5,140 AUD 7,000 BNP Paribas SA 10/06/20 126
USD 30,000 BRL 161,247 BNP Paribas SA 11/03/20 1,312
USD 10,000 BRL 53,753 UBS AG 11/03/20 437
USD 50,000 TRY 385,900 JPMorgan Chase Bank NA 11/18/20 672
USD 32,463 COP 120,388,786 Barclays Bank plc 12/04/20 1,111
USD 6,254 MXN 134,119 Deutsche Bank AG 12/04/20 233
USD 111,623 RUB 8,449,497 Citibank NA 12/04/20 3,523
CLP 7,856,600 USD 10,000 Citibank NA 12/16/20 16
JPY 1,060,389 USD 10,000 ANZ Banking Group Ltd. 12/16/20 65
TWD 287,067 USD 10,000 BNP Paribas SA 12/16/20 28
USD 7,283 AUD 10,000 HSBC Bank plc 12/16/20 119
USD 10,000 CLP 7,658,700 Standard Chartered Bank 12/16/20 237
USD 10,000 COP 37,301,600 Barclays Bank plc 12/16/20 292
USD 11,903 EUR 10,000 Bank of America NA 12/16/20 160
USD 328,574 EUR 277,000 UBS AG 12/16/20 3,233
USD 10,000 KRW 11,644,370 UBS AG 12/16/20 12
USD 20,000 MXN 435,535 Goldman Sachs International 12/16/20 475
USD 30,000 MXN 638,185 State Street Bank and Trust Co. 12/16/20 1,390
USD 10,000 PLN 37,464 Citibank NA 12/16/20 306
USD 30,000 RUB 2,298,627 Citibank NA 12/16/20 643
USD 10,000 RUB 782,091 Goldman Sachs International 12/16/20 11
USD 30,000 ZAR 504,106 Goldman Sachs International 12/17/20 181
ZAR 169,898 USD 10,000 State Street Bank and Trust Co. 12/17/20 50
15,007
BRL 53,870 USD 10,000 BNP Paribas SA 10/02/20 (408)
BRL 165,252 USD 30,000 Citibank NA 11/03/20 (600)
BRL 54,356 USD 10,000 Goldman Sachs International 11/03/20 (329)
USD 4,986 AUD 7,000 Bank of America NA 11/04/20 (28)
RUB 236,601 USD 3,076 Bank of America NA 12/04/20 (49)
RUB 472,490 USD 6,165 Barclays Bank plc 12/04/20 (121)
RUB 2,073,943 USD 26,977 Credit Suisse International 12/04/20 (444)
COP 37,430,600 USD 10,000 Citibank NA 12/16/20 (259)
EUR 20,000 USD 23,670 Bank of America NA 12/16/20 (180)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KRW 11,623,635 USD 10,000 UBS AG 12/16/20 $ (30)
MXN 1,290,881 USD 60,000 Citibank NA 12/16/20 (2,129)
MXN 432,227 USD 20,000 Goldman Sachs International 12/16/20 (623)
PLN 37,593 USD 10,000 Goldman Sachs International 12/16/20 (272)
RUB 2,284,321 USD 30,000 BNP Paribas SA 12/16/20 (825)
RUB 761,090 USD 10,000 Citibank NA 12/16/20 (279)
TRY 155,040 USD 20,000 JPMorgan Chase Bank NA 12/16/20 (375)
USD 858,387 CNY 5,901,665 Standard Chartered Bank 12/16/20 (6,942)
USD 11,655 EUR 10,000 JPMorgan Chase Bank NA 12/16/20 (90)
USD 20,000 MXN 450,124 Citibank NA 12/16/20 (179)
USD 10,000 TWD 289,637 UBS AG 12/16/20 (118)
(14,280)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 140 $ 44
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 159 188
USD Currency ............... Down and In Bank of America NA 11/02/20 MXN 21.40 MXN 20.40 USD 300 54
$ 286
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 193 12/11/20 USD 99.63 USD 48,250 $ 9,650
90-day Eurodollar June 2021 Futures .............. 50 06/11/21 USD 99.25 USD 12,500 9,375
$ 19,025
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
AUD Currency ........................... Citibank NA 10/14/20 JPY 72.40 AUD 369 $ 175
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 02/22/22 1.05 % USD 1,300 $ 27,476
(a)
Forward settling swaption.

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.40% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/28/20 0.40 % USD 900 $ (71)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.37% Semi-Annual N/A 11/30/20 USD 1,350 $ 8,396 $ 13,608 $ (5,212)
1.37% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/20 USD 2,470 (15,361) — (15,361)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 2,185 — — —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 3,131 (654) — (654)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 6,261 (503) — (503)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 3,126 (608) — (608)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 496 1,482 — 1,482
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 427 1,306 — 1,306
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 314 916 — 916
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 460 531 — 531
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 230 1,097 (2) 1,099
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 230 1,080 — 1,080
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 850 (1,162) — (1,162)
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 6,261 (293) — (293)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 3,131 317 — 317
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 3,126 (40) — (40)
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 300 (57,321) — (57,321)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (36,787) — (36,787)
$ (97,604) $ 13,606 $ (111,210)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 220 $ (1,604) $ — $ (1,604)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 220 (1,741) — (1,741)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 220 2,620 — 2,620
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 220 3,069 — 3,069
$ 2,344 $ — $ 2,344

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 334 $ 68 $ — $ 68
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 366 98 — 98
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 120 536 — 536
28 day
MXIBTIIE Monthly 6.32% Monthly
Goldman Sachs
International 08/06/25 MXN 640 1,675 — 1,675
$ 2,377 $ — $ 2,377
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 594 $ (10,016) $ — $ (10,016)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 594 (10,227) — (10,227)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 594 (10,227) — (10,227)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 594 (10,336) — (10,336)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 594 12,229 — 12,229
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 594 12,480 — 12,480
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 594 12,571 — 12,571
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 594 12,707 — 12,707
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 891 (19,914) — (19,914)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 891 29,506 — 29,506
– $ – $ –
$ 18,773 $ — $ 18,773
– – –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 72,948,052 $ — $ 72,948,052
Short-Term Securities:
Money Market Funds ...................................... 4,193,112 — — 4,193,112
U.S. Government Sponsored Agency Securities .................... — 6,099,407 — 6,099,407
Options Purchased:
Foreign currency exchange contracts ........................... — 461 — 461
Interest rate contracts ...................................... 19,025 27,476 — 46,501

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Liabilities:
Investments:
TBA Sale Commitments .................................... $ — $ (8,888,329) $ — $ (8,888,329)
$ 4,212,137 $ 70,187,067 $ — $ 74,399,204
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 15,007 $ — $ 15,007
Interest rate contracts ....................................... 2,669 9,108 — 11,777
Other contracts ........................................... — 85,182 — 85,182
Liabilities:
Foreign currency exchange contracts ............................ — (14,280) — (14,280)
Interest rate contracts ....................................... (3,238) (118,012) — (121,250)
Other contracts ........................................... — (64,065) — (64,065)
$ (569) $ (87,060) $ — $ (87,629)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $6,972,356 are categorized as Level 2 within the disclosure hierarchy.